COMMITMENTS AND CONTINGENCY - Additional Information (Details) - 6 months ended Dec. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
COMMITMENTS AND CONTINGENCY
Severance Payments	¥ 8.1	$ 1.1